Remuneration and other benefits paid to the Bank’s directors and senior managers - Senior Management (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee plan	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 65,000	€ 73,000	€ 76,000
Amount paid for retirement pension benefit		0	€ 1,551,000
2022 Digital Transformation Incentive
Disclosure of transactions between related parties [line items]
Number of Plans | plan	2
Current senior managers
Disclosure of transactions between related parties [line items]
Ratio of variable to fixed pay components	120.00%
Holding period for shares issued in settlement of pension obligations	5 years
Pension system balance	€ 54,000	57,000
Post-employment benefit expense in profit or loss, defined benefit plans	5,300	5,500
Capital insured by life and accident insurance	€ 98,000	€ 100,000
Current senior managers | 2022 Digital Transformation Plan one
Disclosure of transactions between related parties [line items]
Number of people included in plan | employee	0	0
Current senior managers | 2022 Digital Transformation Plan two
Disclosure of transactions between related parties [line items]
Number of people included in plan | employee	1
Key management personnel compensation	€ 500
Retired senior managers
Disclosure of transactions between related parties [line items]
Salaries and other remuneration related to retirement	3,691	€ 5,294
Variable subject to Long-term objectives in cash	447	55
Amount paid for retirement pension benefit	€ 0	€ 0
Maximum | Employees deemed essential to the growth and digital transformation of the Group | 2022 Digital Transformation Plan one
Disclosure of transactions between related parties [line items]
Number of people included in plan | employee	250
Maximum | Employees deemed essential to the growth and digital transformation of the Group | 2022 Digital Transformation Plan two
Disclosure of transactions between related parties [line items]
Number of people included in plan | employee	50
Maximum | Current senior managers
Disclosure of transactions between related parties [line items]
Ratio of variable to fixed pay components	200.00%
Minimum | Current senior managers
Disclosure of transactions between related parties [line items]
Discretionary pension contribution percentage	15.00%